Fair Value of Financial Instruments - Schedule of Financial Assets and Liabilities Measured at Fair Value On a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Liabilities:
Warrant liabilities, noncurrent	$ 772	$ 0
Fair Value, Recurring
Liabilities:
Derivative liability	61,823
Warrant liabilities, noncurrent	772
Total liabilities	62,595
Fair Value, Recurring | Level 1
Liabilities:
Derivative liability	0
Warrant liabilities, noncurrent	0
Total liabilities	0
Fair Value, Recurring | Level 2
Liabilities:
Derivative liability	0
Warrant liabilities, noncurrent	772
Total liabilities	772
Fair Value, Recurring | Level 3
Liabilities:
Derivative liability	61,823
Warrant liabilities, noncurrent	0
Total liabilities	$ 61,823